Income Tax - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax loss carryforwards and investment credits	$ 908	$ 658
Less unrecognized tax benefit	(238)	(229)
Tax loss carryforward net of unrecognized tax benefit	670	429
Inventory valuation	15	14
Impairment and restructuring charges	16	63
Fixed asset depreciation in arrears	39	58
Capitalized development costs	63	45
Receivables for government funding	13	22
Tax credits granted on past capital investments	1,147	1,131
Pension service costs	82	66
Stock awards	5	2
Commercial accruals	15	10
Other temporary differences	78	70
Total deferred tax assets	2,143	1,910
Valuation allowances	(1,607)	(1,454)
Deferred tax assets, net	536	456
Accelerated fixed asset depreciation	(26)	(58)
Acquired intangible assets	(11)	(11)
Advances of government funding	(23)	(35)
Other temporary differences	(3)	(13)
Deferred tax liabilities	(63)	(117)
Net deferred income tax asset	$ 473	$ 339